RESTATEMENT	12 Months Ended
Mar. 31, 2023
Disclosure Of Restatement [Abstract]
RESTATEMENT [Text Block]

23. RESTATEMENT

During the preparation of the fiscal 2023 consolidated financial statements, while reviewing the accounting for and the valuation of the Albany Project (“the Property”) (Note 8), management determined that the impairment charge recorded as at September 30, 2021 was overstated. Additionally, management determined that the impairment and the results of operations and cash flows related to the Property did not qualify to be presented as discontinued operations under IFRS 5 since the Property was not abandoned.

Consequently, the Company has restated the comparative consolidated financial statements to account for the impairment of and activities related to the Property. The restatement had no impact on the opening statement of financial position as at April 1, 2021. The impacts of the restatement on the consolidated statement of financial position as at March 31, 2022 and the consolidated statement of loss and comprehensive loss, changes in shareholders’ equity and cash flows for the year ended March 31, 2022 are as follows:

	Consolidated Statement of Financial Position as at March 31, 2022
	As previously reported $	Adjustments $	As restated $
Exploration and evaluation assets	-	7,000,000	7,000,000
Total non-current assets	6,025,421	7,000,000	13,025,421
Total assets	37,984,520	7,000,000	44,984,520
Deficit	(59,179,246)	7,000,000	(52,179,246)
Total shareholders' equity	34,549,061	7,000,000	41,549,061
Total shareholders' equity and liabilities	37,984,520	7,000,000	44,984,520

	Consolidated Statement of Loss and Comprehensive Loss for the year ended March 31, 2022
	As previously reported $	Adjustments $	As restated $

Impairment of exploration and evaluation assets	-	19,671,935	19,671,935
Total other items	540,552	(19,671,935)	(19,131,383)
Loss from discontinued operations	26,671,935	(26,671,935)	-
Net and comprehensive loss for the year	(38,694,048)	7,000,000	(31,694,048)

Basic diluted net loss per share
Continuing operations	(0.13)	(0.21)	(0.34)
Discontinued operations	(0.29)	0.29	-
	(0.42)	0.08	(0.34)
	Consolidated Statement of Changes in Equity as at March 31, 2022
	As previously
	reported	Adjustments	As restated
	$	$	$

Deficit	(59,179,246)	7,000,000	(52,179,246)
Total equity	34,549,061	7,000,000	41,549,061

	Consolidated Statement of Cash Flows for the year ended March 31, 2022
	As previously
	reported $	Adjustments $	As restated $

OPERATING ACTIVITIES
Loss for the year	(38,694,048)	7,000,000	(31,694,048)
Loss from discontinued operations	26,671,935	(26,671,935)	-
Impairment of exploration and evaluation assets	-	19,671,935	19,671,935
Cash flows used in operating activities	(7,988,872)	-	(7,988,872)

INVESTING ACTIVITIES
Cash flows used in continuing investing activities	(6,935,910)	(316,698)	(7,252,608)
Cash flows used in discontinued investing activities	(316,698)	316,698	-